SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Feb. 02, 2021	Jun. 30, 2020	Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Assets held in trust	$ 919	$ 919	$ 172,500,000
Federal Depository Insurance Coverage	$ 250,000
Warrants outstanding (in Shares)	13,800,000	13,800,000		0	0
Federal Deposit Insurance Corporation Premium Expense		$ 250,000
Money Market Mutual Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Assets held in trust	$ 172,510,820	86,251,323
U.S. Treasury Bills [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Assets held in trust		$ 86,253,272
Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Warrants Exercisable (in Shares)	13,800,000	13,800,000